Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Net of Allowance for Credit Losses	$ 629,000	$ 464,000	$ 396,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding (in Shares)	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	6,000,000	6,000,000	6,000,000
Common stock, shares issued (in Shares)	4,781,054	4,776,454	3,474,970
Common stock, shares outstanding (in Shares)	4,781,054	4,776,454	3,474,970